GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
Schedule of Financial Results of Discontinued Operations
	Year ended December 31,
	2013	2014	2015

Net income from discontinued operations	$73	$80	$177

Basic and diluted net income per Ordinary share from discontinued operations	$0.02	$0.02	$0.02